Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that were measured at fair value on a recurring basis
Description	March 31, 2022 (Unaudited)	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities held in Trust Account*	$40,989,461	$40,989,461	$—	$—

Liabilities:
Warrant liabilities	$520,000	$520,000	$—	$—
	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
U.S. Treasury Securities held in Trust Account*	$40,441,469	$40,441,469	$—	$—

Liabilities:
Warrant liabilities	$490,000	$—	$—	$490,000

*        included in cash and investments held in Trust Account on the Company’s unaudited condensed consolidated balance sheets.

Description	December 31, 2021 (Audited)	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities held in Trust Account*	$40,441,469	$40,441,469	$—	$—

Liabilities:
Warrant liabilities	$490,000	$—	$—	$490,000
Description	December 31, 2020 (Audited)	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities held in Trust Account*	$48,249,909	$48,249,909	$—	$—

Liabilities:
Warrant liabilities (restated)	$390,000	$—	$—	$390,000

*        included in cash and investments held in trust account on the Company’s consolidated balance sheets.

Schedule of the binomial model and Black-Scholes model
	March 31, 2022	December 31, 2021	May 16, 2019 (Initial measurement)
Input
Share price	$11.16	$11.02	$10.00
Risk-free interest rate	2.43%	1.21%	2.18%
Volatility	49%	47%	55%
Exercise price	$11.50	$11.50	$11.50
Warrant life	5 years	5 years	5 years

	December 31, 2021	December 31, 2020	May 16, 2019 (Initial measurement)
Input
Share price	$11.02	$10.54	$10.00
Risk-free interest rate	1.21%	0.10%	2.18%
Volatility	47%	45%	55%
Exercise price	$11.50	$11.50	$11.50
Warrant life	5 years	5 years	5 years